DERIVATIVE INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS
3.	DERIVATIVE INSTRUMENTS

Foreign Currency Risk — Certain assets, liabilities and future operating transactions are exposed to foreign currency exchange rate risk. The Company utilizes derivative financial instruments, namely foreign currency forwards and option contracts, to reduce the impact of foreign currency exchange rate risks where natural hedges do not exist. The Company is exposed to market risk from foreign currency exchange rate fluctuations as a result of foreign currency-denominated revenues and expenses. The Company enters into certain foreign currency derivative contracts, including foreign currency forward options, with varying maturity dates, currently ranging from three to eighteen months, to manage these risks.

Interest Rate Risk — The Company does not hold or issue derivative financial instruments for trading purposes. In general, the Company’s derivative activities do not create foreign currency exchange rate risk because fluctuations in the value of the instruments used for economic hedging purposes are offset by fluctuations in the value of the underlying exposures being hedged. Counterparties to derivative financial instruments expose the Company to credit related losses in the event of nonperformance; however, the Company has entered into these instruments with creditworthy financial institutions and considers the risk of nonperformance to be minimal.

The following table summarizes the location and fair value amounts of derivative instruments reported in the Condensed Consolidated Balance Sheets (in thousands):

	As of March 31, 2022		As of December 31, 2021
	Asset	Liability	Asset	Liability
Derivatives not designated as hedging instruments:
Foreign currency exchange options	$644	$—	$804	$—
Interest rate swaps	—	1,857	—	13,759
Total derivatives	$644	$1,857	$804	$13,759

Derivative assets are included in “Other current assets” on the Condensed Consolidated Balance Sheet. Short-term derivative liabilities are included in “Accrued expenses” and long-term derivative liabilities are included in “Other long-term liabilities” on the Condensed Consolidated Balance Sheet.

The Company recognized a net gain of $12.1 million and $5.9 million on these derivative instruments for the three months ended March 31, 2022 and 2021, respectively. These are included in “Gain on fair value adjustment for swaps and foreign currency exchange contract — net” on the Condensed Consolidated Statement of Operations.

3.     DERIVATIVE INSTRUMENTS

The following table summarizes the fair value amounts of derivative instruments reported in the Consolidated Balance Sheets (in thousands):

	As of December 31,
	2021		2020
	Asset	Liability	Liability
Derivatives not designated as hedging instruments:
Foreign currency exchange options	$804	$—	$1,827
Interest rate swaps	—	13,759	31,325
Total derivatives	$804	$13,759	$33,152

Assets are included in “Other current assets” on the Consolidated Balance Sheet. Short-term liabilities are included in “Accrued expenses” and long-term liabilities are included in “Other long-term liabilities” on the Consolidated Balance Sheet.

Foreign Currency Risk — Certain assets, liabilities and future operating transactions are exposed to foreign currency exchange rate risk. The Company utilizes derivative financial instruments, namely foreign currency forwards and option contracts, to reduce the impact of foreign currency exchange rate risks where natural hedges do not exist. The Company is exposed to market risk from foreign currency exchange rate fluctuations as a result of foreign currency-denominated revenues and expenses. The Company enters into certain foreign currency derivative contracts, including foreign currency forward options, with varying maturity dates, currently ranging from three to eighteen months, to manage these risks. These contracts are economic hedges of the Company’s exposures but have not been designated as hedges, as defined in the applicable accounting guidance, for financial reporting purposes. The notional amounts outstanding under these contracts as of December 31, 2021 and 2020 were $15.2 million and $36.5 million, respectively. These contracts are carried at fair value, as determined by quoted market exchange rates. The Company recognized gains of $1.7 million and losses of $0.9 million for the years ended December 31, 2021 and 2020, respectively. These gains and losses are recognized in “Fair value adjustment for swaps and foreign currency exchange contract — net” in the accompanying Consolidated Statements of Operations.

Interest Rate Risk — In February 2019, the Company entered into two interest rate swaps to hedge interest rate risk associated with the Company’s debt. The notional amounts of one of these swaps is $175.0 million and the other was $355.0 million. As of December 31, 2021, both are considered economic hedges and have not been designated as hedges, as defined in the applicable accounting guidance, for financial reporting purposes. The changes in fair value are recognized in “Fair value adjustment for swaps and foreign currency exchange contract — net” in the accompanying Consolidated Statements of Operations. Under the interest rate swap agreements, the Company pays fixed rates of 2.5010% and 2.6000%, respectively, each month. Each swap contains an embedded floor option under which the Company receives a rate of 0.0% or one-month LIBOR, whichever is greater, to match the terms of the Company’s debt.

For the interest rate swaps, the Company recognized gains of $17.6 million and losses of $13.3 million on these derivative instruments for the years ended December 31, 2021 and 2020, respectively.

The Company does not hold or issue derivative financial instruments for trading purposes. In general, the Company’s derivative activities do not create foreign currency exchange rate risk because fluctuations in the value of the instruments used for economic hedging purposes are offset by fluctuations in the value of the underlying exposures being hedged. Counterparties to derivative financial instruments expose the Company to credit related losses in the event of nonperformance; however, the Company has entered into these instruments with creditworthy financial institutions and considers the risk of nonperformance to be minimal.